Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES
Net income (loss)	$ (2,519.9)	$ (1,033.3)
Items not affecting cash
Other (income) loss	(316.9)	189.0
Deferred tax recovery	(627.8)	(159.4)
Share-based compensation	(0.9)	14.9
Depletion, depreciation, amortization and impairment	4,270.5	2,713.3
Accretion	13.6	32.4
Unrealized losses on derivatives	112.5	269.6
Translation of US dollar long-term debt	(12.8)	(175.3)
Other	0.0	0.3
Realized gain on cross currency swap maturity	(49.3)	(32.4)
Decommissioning expenditures	(14.7)	(28.7)
Changes in non-cash working capital:	6.2	(47.5)
Cash flows from (used in) operations	860.5	1,742.9
INVESTING ACTIVITIES
Development capital and other expenditures	(698.8)	(1,306.2)
Capital acquisitions	(1.4)	(15.9)
Capital dispositions	509.8	917.1
Other long-term assets	0.0	18.8
Changes in non-cash working capital:	(78.6)	41.2
Cash flows from (used in) investing activities	(269.0)	(345.0)
FINANCING ACTIVITIES
Issue of shares, net of issue costs	(0.2)	(0.8)
Common shares repurchased	12.7	122.6
Decrease in bank debt, net	(408.1)	(1,099.2)
Repayment of senior guaranteed notes	(224.4)	(98.2)
Realized gain on cross currency swap maturity	49.3	32.4
Payments on principal portion of lease liability	(30.0)	(34.1)
Cash dividends	(9.4)	(22.0)
Change in non-cash working capital	(4.0)	(11.2)
Cash flows from (used in) financing activities	(639.5)	(1,355.7)
Impact of foreign currency on cash balances	(0.1)	(0.6)
INCREASE (DECREASE) IN CASH	(48.1)	41.6
CASH AT BEGINNING OF YEAR	56.9	15.3
CASH AT END OF YEAR	8.8	56.9
Supplemental Information [Abstract]
Cash taxes paid	(0.2)	(0.5)
Cash interest paid	$ (98.0)	$ (159.1)